SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to June 30, 2025 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except for the described below:

Reverse Stock Split

On November 26, 2025, the Company’s board of directors has authorized a reverse stock split of its outstanding common stock at a ratio of 1-for-12. On December 3, 2025, the reverse stock split was effected such that (i) each 12 shares of outstanding common stock were reduced to one share of common stock; (ii) the number of shares of common stock into which outstanding warrants or options to purchase common stock is exercisable was proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock was proportionately increased. The consolidated financial statements of The Company give retroactive effect as though the 1-for-12 reverse stock split occurred for all periods presented, without any change in the par value per share or in the authorized number of common shares. Fractional shares resulting from the reverse stock split have been rounded up to the next whole share.

NOTE 5 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2024 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements , except for the described below:

Reverse Stock Split

On November 26, 2025, the Company’s board of directors authorized a reverse stock split of its outstanding common stock at a ratio of 1-for-12. On December 3, 2025, the reverse stock split was effected such that (i) each 12 shares of outstanding common stock were reduced to one share of common stock; (ii) the number of shares of common stock into which outstanding warrants or options to purchase common stock is exercisable were proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased. The consolidated financial statements of the Company give retroactive effect as though the 1-for-12 reverse stock split occurred for all periods presented, without any change in the par value per share or in the authorized number of common shares. Fractional shares resulting from the reverse stock split have been rounded up to the next whole share.

In compliance with the SEC regulation S-X and following the merger with Apollo Resources, the Company presents below Apollo’s unaudited consolidated statements of operations and comprehensive loss and the unaudited consolidated cash flow statement for the eleven-month period ended November 30, 2024, as well as Apollo’s audited consolidated financial statements for the years ended December 31, 2023 and December 31, 2022.

APOLLO RESOURCES CORPORATION

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

Eleven-month period ended November 30,
2024
(Unaudited)
Revenue
Cost of revenue	$-
Gross profit	$-
Operating expenses:
General and administrative	$(661,493)
Stock based compensation	$(938,808)
Total operating expenses	$(1,600,301)
Loss from Operations	$(1,600,301)
Other expense (income):
Other expense (income)	$110,459
Finance results	$110,459
Loss before provision for income taxes	$(1,489,842)
Provision for income taxes	$-
Net loss	$1,489,842

Comprehensive loss:
Net loss	$1,489,842
Foreign currency translation adjustment	$333,939
Comprehensive loss	$1,823,781

APOLLO RESOURCES CORPORATION

CONSOLIDATED STATEMENTS OF CASH FLOWS

Eleven-month period ended November 30,
2024
(Unaudited)
Cash flows from operating activities of continuing operations:
Net loss	$(1,489,842)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	$938,808
Gain/loss on FOREX transactions	$(111,991)
Changes in operating assets and liabilities:
Accounts payable	$(55,104)
Accounts receivable and other assets	$1,521
Net cash (used in) operating activities	$(716,607)

Cash flows from investing activities:
Related party transactions	$1,156,276
Acquisition of capital assets	$(444,287)
Net cash provided by investing activities	$711,989

Cash flows from financing activities:
Net proceeds from sale of common stock	$4,950
Net cash provided by financing activities	$4,950

Effect of exchange rates on cash and cash equivalents	$(3,449)
Net decrease in cash and cash equivalents	$(3,116)
Cash and cash equivalents at beginning of period	$5,973
Cash and cash equivalents at end of period	$2,857

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 4 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2023 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.